Investment in Associates - Summary of Investments in Associates and Financial Information (Details) - CLP ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Entity's share		23.63%
Investment amount		$ 7,149	$ 9,605
Income		(2,794)	532
Assets		35,486,448	33,610,056
LIABILITIES		33,103,113	30,283,718
Equity		1,862,826	1,862,826	$ 1,862,826
Income		(826,155)	124,522	$ 166,854
Associates
Disclosure of associates [line items]
Assets		1,025,347	1,248,595
LIABILITIES		949,385	1,148,253
Equity		101,683	73,362
Income		$ (25,721)	$ 26,980
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share	14.8148%	14.8148%	12.90%
Investment amount		$ 1,278	$ 2,281
Income		(1,341)	(133)
Assets		19,210	31,147
LIABILITIES		10,585	13,472
Equity		17,676	4,097
Income		$ (9,051)	$ 13,578
Percentage of voting equity interests acquired	1.9148%
Equity Interests Acquired, Number Of Instruments	79,577
Transbank S.A
Disclosure of associates [line items]
Entity's share		8.7188%	8.7188%
Investment amount		$ 5,871	$ 7,324
Income		(1,453)	665
Assets		1,006,137	1,217,448
LIABILITIES		938,800	1,134,781
Equity		84,007	69,265
Income		$ (16,670)	$ 13,402